2. LOANS: Past Due Financing Receivables (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Financing Receivable, Recorded Investment, 30 to 59 Days Past Due	$ 21,692,714	$ 20,068,345
Financing Receivable, Recorded Investment, 60 to 89 Days Past Due	13,846,295	12,342,953
Financing Receivable, Recorded Investment, Equal to Greater than 90 Days Past Due	26,940,077	21,792,971
Financing Receivable, Past Due	62,479,086	54,204,269
Live Check Consumer Loans
Financing Receivable, Recorded Investment, 30 to 59 Days Past Due	2,752,871	1,998,538
Financing Receivable, Recorded Investment, 60 to 89 Days Past Due	2,446,703	1,629,874
Financing Receivable, Recorded Investment, Equal to Greater than 90 Days Past Due	3,597,241	2,122,317
Financing Receivable, Past Due	8,796,815	5,750,729
Premier Consumer Loans
Financing Receivable, Recorded Investment, 30 to 59 Days Past Due	915,525	895,722
Financing Receivable, Recorded Investment, 60 to 89 Days Past Due	554,662	653,370
Financing Receivable, Recorded Investment, Equal to Greater than 90 Days Past Due	1,260,027	1,038,398
Financing Receivable, Past Due	2,730,215	2,587,490
Other Consumer Loans
Financing Receivable, Recorded Investment, 30 to 59 Days Past Due	15,190,957	14,419,790
Financing Receivable, Recorded Investment, 60 to 89 Days Past Due	9,270,399	8,496,082
Financing Receivable, Recorded Investment, Equal to Greater than 90 Days Past Due	18,579,878	14,933,605
Financing Receivable, Past Due	43,041,233	37,849,477
Real Estate Loans
Financing Receivable, Recorded Investment, 30 to 59 Days Past Due	656,780	502,733
Financing Receivable, Recorded Investment, 60 to 89 Days Past Due	440,155	223,007
Financing Receivable, Recorded Investment, Equal to Greater than 90 Days Past Due	1,117,924	1,437,966
Financing Receivable, Past Due	2,214,859	2,163,706
Sales Finance Contracts
Financing Receivable, Recorded Investment, 30 to 59 Days Past Due	2,176,581	2,251,562
Financing Receivable, Recorded Investment, 60 to 89 Days Past Due	1,134,376	1,340,620
Financing Receivable, Recorded Investment, Equal to Greater than 90 Days Past Due	2,385,007	2,260,685
Financing Receivable, Past Due	$ 5,695,964	$ 5,852,867